Label	Element	Value
Large Company Value Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Large Company Value Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
February 1, 2021
IMPORTANT NOTICE TO SHAREHOLDERS

WILSHIRE MUTUAL FUNDS, INC.
(the “Company”)

Large Company Value Portfolio
Investment Class Shares (DTLVX)
Institutional Class Shares (WLCVX)

Supplement to the Summary Prospectus and Prospectus,
each dated April 30, 2020, as supplemented
with respect to the Large Company Value Portfolio (the “Portfolio”)

THIS SUPPLEMENT REPLACES AND SUPERCEDES ANY CONTRARY INFORMATION CONTAINED IN THE SUMMARY PROSPECTUS OF THE LARGE COMPANY VALUE PORTFOLIO (THE “PORTFOLIO”) AND IN THE COMPANY’S PROSPECTUS.
Effective on or about January 21, 2021, Barrow, Hanley, Mewhinney & Strauss, LLC (“BHMS”) no longer serves as a subadviser to the Large Company Value Portfolio (the “Portfolio”). All references to BHMS in the Portfolio’s Summary Prospectus and Prospectus are hereby removed.

Pursuant to an Exemptive Order issued by the U.S. Securities and Exchange Commission (“SEC”), Wilshire Advisors, LLC (“Wilshire” or the “Adviser”) may enter into new subadvisory agreements without shareholder approval, upon the approval of the Board of Directors (the “Board”).
On January 8, 2021, the Board approved a subadvisory agreement between Wilshire and Massachusetts Financial Services Company (d/b/a MFS Investment Management) (“MFS”), effective January 20, 2021.
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The following supplements the information in the Summary Prospectus and Prospectus of the Large Company Value Portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The second bullet point under “Principal Investment Strategies” is hereby deleted and replaced with the following:
•The Portfolio invests under normal circumstances, at least 80% of its net assets in the common stock of companies with larger market capitalizations-within the market capitalization range of the companies composing the Russell 1000® Value Index (as of December 31, 2020, this range was between approximately $584.59 million and $543.68 billion). The market capitalization range and composition of the companies in the Russell 1000® Value Index are subject to change. Under normal circumstances, the remaining portion of the Portfolio will be invested in derivatives and fixed income securities. For purposes of the Portfolio’s 80% test, derivatives will be valued at market value rather than notional value.
The Portfolio invests up to 20% of its net assets in Russell 1000 Value Index derivatives, backed by a portfolio of fixed income securities. Fixed income securities may include bonds, debt securities, and other similar instruments. The Portfolio may invest in options, futures, options on futures, and swaps. The portion of the Portfolio invested in Russell 1000 Value Index derivatives in addition to or in place of companies within the Russell 1000 Value Index seeks to equal or exceed the daily performance of the Russell 1000 Value Index (the “Swaps Strategy”). The value of Russell 1000 Value Index derivatives should closely track the value of the Russell 1000 Value Index; however, the Russell 1000 Value Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the Portfolio’s assets may be invested in fixed income securities. The fixed income securities are typically expected to have a duration that does not exceed one year.
The third bullet point under “Principal Investment Strategies” is hereby deleted and replaced with the following:
•The Portfolio may invest a portion of its assets in equity securities of foreign companies traded in the U.S. or locally on foreign exchanges, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).
The fourth bullet point under “Principal Investment Strategies” is hereby deleted in its entirety.
The first sentence of the fifth bullet point under “Principal Investment Strategies” is hereby deleted and replaced with the following:
•The portfolio uses a multi-manager strategy with multiple subadvisers who employ different strategies with the goal of buying securities at a discount to their intrinsic value.
The following supplements the information under the heading “Principal Investment Strategies.”
Massachusetts Financial Services Company (d/b/a MFS Investment Management) (“MFS”). In managing its portion of the Portfolio, MFS primarily invests in equity securities. MFS focuses on investing its portion of the Portfolio in the stocks of companies that it believes are undervalued compared to their intrinsic value. MFS focuses on companies it believes have intrinsic value greater than the perceived value by the marketplace (e.g., companies with cash flow in excess of their capital expenditures, conservative balances sheets, sustainable competitive advantages, high returns on capital, or the ability to weather economic downturns). These companies may have stock prices that are higher relative to their earnings, dividends, assets, or other financial measures than companies generally considered value companies. MFS may invest its portion of the Portfolio in securities of companies of any size. MFS may invest its portion of the Portfolio in foreign securities. MFS normally invests its portion of the Portfolio across different industries and sectors, but MFS may invest a significant percentage of its portion of the Portfolio in issuers in a single industry or sector. MFS uses an active bottom-up investment approach to buying and selling investments for its portion of the Portfolio. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative screening tools that systematically evaluate issuers may also be considered.

Risk [Heading]	rr_RiskHeading	The following supplements the information under the heading “Principal Risks.”
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Focus Risk. Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions, and the Portfolio’s performance will be affected by the conditions in the industries, sectors, countries and regions to which the Portfolio is exposed.Intrinsic Value Strategy Risk. The stocks of companies that a subadviser believes are undervalued compared to their intrinsic value can continue to be undervalued for long periods of time, may not realize their expected value, and can be volatile.
Supplement Closing [Text Block]	ck0000890453_SupplementClosingTextBlock	If you have any questions regarding the Large Company Value Portfolio or any series of the Company, please call (866) 591-1568. Investors Should Retain this Supplement for Future Reference.
Large Company Value Portfolio | Investment Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DTLVX
Large Company Value Portfolio | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WLCVX